Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of prior period, reclassification, adjustment [Member]	Equity Line [Member]	ATM Facility [Member]	Common stock [Member]	Common stock [Member] Previously Reported [Member]	Common stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Common stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of prior period, reclassification, adjustment [Member]	Common stock [Member] Equity Line [Member]	Common stock [Member] ATM Facility [Member]	Additional paid in capital [Member]	Additional paid in capital [Member] Previously Reported [Member]	Additional paid in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Additional paid in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of prior period, reclassification, adjustment [Member]	Additional paid in capital [Member] Equity Line [Member]	Additional paid in capital [Member] ATM Facility [Member]	Accumulated other comprehensive income [Member]	Preferred stock [Member]	Preferred stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Preferred stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of prior period, reclassification, adjustment [Member]	Accumulated equity (deficit) [Member]	Accumulated equity (deficit) [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Accumulated equity (deficit) [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of prior period, reclassification, adjustment [Member]	Due from Stockholders [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Beginning Balance at Jun. 30, 2022	$ 11,795,000					$ 1,000	$ 66,000					$ 135,575,000	$ 135,510,000					$ 21,000	$ 12,554,000			$ (136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Issuance of shares - net of issue costs	1,903,000					$ 13,000						1,890,000
Issuance of shares - net of issue costs, shares						262,000
Stock option expense	518,000											518,000
Series A Preferred Stock cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend						$ 2,000						360,000										(362,000)
Series C Preferred stock dividend, shares						43,000
Net loss	(4,596,000)																					(4,596,000)
Ending Balance, shares at Sep. 30, 2022						1,616,000
Ending Balance at Sep. 30, 2022	9,618,000					$ 81,000						138,278,000						21,000	12,554,000			(141,316,000)
Beginning Balance at Jun. 30, 2022	11,795,000					$ 1,000	$ 66,000					135,575,000	135,510,000					21,000	12,554,000			(136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Net loss	(8,050,000)
Loss for the period	(8,050,000)
Ending Balance, shares at Dec. 31, 2022						1,673,000		8,101,770	45,286,589											16,923,981	80,606,229
Ending Balance at Dec. 31, 2022	6,598,000	$ 12,303,941	$ 12,303,941			$ 81,000		$ 8,102	$ 4,529			140,492,000		$ 71,437,087	$ 71,449,521			21,000	10,776,000	$ 16,923	$ 8,062	(144,772,000)	$ (59,158,171)	$ (59,158,171)
Beginning Balance at Jun. 30, 2022	11,795,000					$ 1,000	$ 66,000					135,575,000	135,510,000					21,000	12,554,000			(136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Issuance of shares - net of issue costs	1,903,000					$ 1,000						1,902,000
Issuance of shares - net of issue costs, shares						262,000
Conversion of Series C Preferred stock to common stock												1,909,000							(1,909,000)
Conversion of Series C preferred stock to common stock, shares						45,000
Retroactive application of reverse recapitalization, shares						15,000
Issuance of shares for services, shares						16,000
Issuance of shares for services	110,000											110,000
Stock option expense	1,490,000											1,490,000
Restricted stock unit expense	90,000											90,000
Series A Preferred Stock cash dividend	(8,000)																					(8,000)
Series C Preferred stock dividend												362,000										(362,000)
Series C Preferred stock dividend, shares						43,000
Net loss	(14,649,000)																					(14,649,000)
Loss for the period	(14,649,000)
Ending Balance, shares at Jun. 30, 2023						48,000	1,692,000
Ending Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance at Sep. 30, 2022	9,618,000					$ 81,000						138,278,000						21,000	12,554,000			(141,316,000)
Beginning Balance, shares at Sep. 30, 2022						1,616,000
Conversion of Series C Preferred stock to common stock												1,778,000							(1,778,000)
Conversion of Series C preferred stock to common stock, shares						42,000
Retroactive application of reverse recapitalization, shares						15,000
Stock option expense	436,000											436,000
Series A Preferred Stock cash dividend	(2,000)																					(2,000)
Net loss	(3,454,000)																					(3,454,000)
Ending Balance, shares at Dec. 31, 2022						1,673,000		8,101,770	45,286,589											16,923,981	80,606,229
Ending Balance at Dec. 31, 2022	6,598,000	12,303,941	12,303,941			$ 81,000		$ 8,102	$ 4,529			140,492,000		71,437,087	71,449,521			21,000	10,776,000	$ 16,923	$ 8,062	(144,772,000)	(59,158,171)	(59,158,171)
Retroactive application of reverse recapitalization, shares								(37,184,819)												(63,682,248)
Retroactive application of reverse recapitalization								$ 3,573						(12,434)						$ 8,861
Net loss		(29,316,826)																					(29,316,826)
Loss for the period		(29,316,826)
Issuance of common shares for asset acquisition		15,000,000						$ 4,066						14,995,934
Issuance of common shares for asset acquisition, shares								4,065,909
Shares repurchased		(24,751)												(24,741)						$ (10)
Shares repurchased, shares																				(11,138)
Stock compensation expense		478,890												478,890
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679	68,013,861											16,912,843	80,561,229
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)	(1,558,746)			$ 10,000		$ 12,168	$ 6,801			145,090,000		86,887,170	86,901,394			21,000	10,252,000	$ 16,913	$ 8,056	(155,537,000)	(88,474,997)	(88,474,997)
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Issuance of shares on vesting of restricted stock units, shares						4,000
Conversion of Series C Preferred stock to common stock	37,000											37,000							(37,000)
Conversion of Series C preferred stock to common stock, shares						1,000
Stock option expense	160,000											160,000
Restricted stock unit expense	47,000											47,000
Series A Preferred Stock cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend												173,000										(173,000)
Series C Preferred stock dividend, shares						1,000	49,000
Net loss	(2,962,000)																					(2,962,000)
Loss for the period	(2,962,000)																					(2,962,000)
Ending Balance, shares at Sep. 30, 2023						49,000	1,746,000
Ending Balance at Sep. 30, 2023	(2,026,000)					$ 1,000	$ 2,000					141,856,000	141,855,000					21,000	10,608,000			(154,512,000)
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Net loss	(3,985,000)
Loss for the period	(3,985,000)
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679	68,013,861											16,912,843	80,561,229
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)	(1,558,746)			$ 10,000		$ 12,168	$ 6,801			145,090,000		86,887,170	86,901,394			21,000	10,252,000	$ 16,913	$ 8,056	(155,537,000)	(88,474,997)	(88,474,997)
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Issuance of shares - net of issue costs	10,576,000					$ 53,000						10,523,000
Issuance of shares - net of issue costs, shares						53,551,000
Issuance of shares on vesting of restricted stock units, shares						4,000
Conversion of Series C Preferred stock to common stock	393,000											393,000							(393,000)
Conversion of Series C preferred stock to common stock, shares						9,000
Stock option expense	607,000											607,000
Restricted stock unit expense	171,000											171,000
Series A Preferred Stock cash dividend	(8,000)																					(8,000)
Series C Preferred stock dividend												173,000										(173,000)
Series C Preferred stock dividend, shares						49,000
Net loss	(8,320,000)																					(8,320,000)
Loss for the period	(8,320,000)
Ending Balance, shares at Jun. 30, 2024						1,579,000	55,305,000	12,167,679												16,912,843
Ending Balance at Jun. 30, 2024	3,757,000	(6,958,834)				$ 2,000	$ 55,000	$ 12,178				153,358,000	153,305,000	91,594,449				21,000	10,252,000	$ 16,913		(159,876,000)	(98,582,374)
Beginning Balance at Sep. 30, 2023	(2,026,000)					$ 1,000	$ 2,000					141,856,000	141,855,000					21,000	10,608,000			(154,512,000)
Beginning Balance, shares at Sep. 30, 2023						49,000	1,746,000
Stock Issued During Period, Value, New Issues				$ 105,000	$ 2,579,000						$ 8,000					$ 105,000	$ 2,571,000
Stock Issued During Period, Shares, New Issues										400,000	8,013,000
Conversion of Series C Preferred stock to common stock												356,000							(356,000)
Conversion of Series C preferred stock to common stock, shares						8,000
Stock option expense	165,000											165,000
Restricted stock unit expense	38,000											38,000
Series A Preferred Stock cash dividend	(2,000)																					(2,000)
Net loss	(1,023,000)																					(1,023,000)
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679	68,013,861											16,912,843	80,561,229
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)	(1,558,746)			$ 10,000		$ 12,168	$ 6,801			145,090,000		86,887,170	86,901,394			21,000	10,252,000	$ 16,913	$ 8,056	(155,537,000)	(88,474,997)	(88,474,997)
Retroactive application of reverse recapitalization, shares								(55,846,182)												(63,648,386)
Retroactive application of reverse recapitalization								$ 5,367						(14,224)						$ 8,857
Net loss		(4,842,142)																					(4,842,142)
Stock options exercised, cashless								$ 10						(10)
Stock options exercised, cashless, Shares								0
Stock compensation expense		334,604												334,604
Ending Balance, shares at Mar. 31, 2024								12,167,679												16,912,843
Ending Balance at Mar. 31, 2024		(6,066,284)						$ 12,178						87,221,764						$ 16,913			(93,317,139)
Beginning Balance at Dec. 31, 2023	(164,000)	(1,558,746)	(1,558,746)			$ 10,000		$ 12,168	$ 6,801			145,090,000		86,887,170	86,901,394			21,000	10,252,000	$ 16,913	$ 8,056	(155,537,000)	(88,474,997)	(88,474,997)
Beginning Balance, shares at Dec. 31, 2023						10,167,000		12,167,679	68,013,861											16,912,843	80,561,229
Net loss		(10,107,377)
Fair Value of Warrants Associated with Convertible Notes Payable		4,097,193
Loss for the period		(10,107,377)
Ending Balance, shares at Jun. 30, 2024						1,579,000	55,305,000	12,167,679												16,912,843
Ending Balance at Jun. 30, 2024	3,757,000	(6,958,834)				$ 2,000	$ 55,000	$ 12,178				153,358,000	153,305,000	91,594,449				21,000	10,252,000	$ 16,913		(159,876,000)	(98,582,374)
Beginning Balance at Dec. 31, 2023	(164,000)	(1,558,746)	(1,558,746)			$ 10,000		$ 12,168	$ 6,801			145,090,000		86,887,170	86,901,394			21,000	10,252,000	$ 16,913	$ 8,056	(155,537,000)	(88,474,997)	(88,474,997)
Beginning Balance, shares at Dec. 31, 2023						10,167,000		12,167,679	68,013,861											16,912,843	80,561,229
Stock Issued During Period, Value, New Issues		(1,346,912)						$ 1,843						(1,627,285)						$ 278,530
Stock Issued During Period, Shares, New Issues								1,842,920												278,530
Series A Preferred Stock cash dividend		(2,089)																					(2,089)
Net loss		(21,682,306)																					(21,682,306)
Issuance of common shares, net of offering costs, Shares								717,322
Issuance of common shares, net of offering costs		4,600,000						$ 717						4,599,283
Issuance of common shares for equity issuance placement agent fees, Shares								77,798
Issuance of common shares for equity issuance placement agent fees		443,560						$ 78						443,482
Issuance of common shares for warrants exercised, Shares								646,580
Fair Value of Warrants Associated with Convertible Notes Payable		6,520,056
Issuance of common shares for warrants exercised		1,944,765						$ 647						1,944,118
Stock options exercised, cashless		$ 104,000						$ 92						103,908
Stock options exercised, cashless, Shares		180,689						91,862
Fair value of warrants associated with convertible notes payable		$ 6,520,056												6,520,056
Deemed dividend on warrant modifications		965,177												965,177									(965,177)
Loss for the period		(21,682,306)
Stock compensation expense		$ 1,958,663												1,958,663
Conversion of preferred stock to common stock, shares		16,912,843						16,912,843												(16,912,843)
Conversion of preferred stock to common stock								$ 16,913												$ (16,913)
Issuance of common stock upon settlement of convertible notes, shares								9,866,756
Issuance of common stock upon settlement of convertible notes		$ 24,889,649						$ 9,867						24,879,782
Reclassification Of The Derivative Liability Associated With The Convertible Notes		2,853,000												2,853,000
Transaction costs in connection with the reverse recapitalization		(4,129,663)												(4,129,663)
Ending Balance, shares at Dec. 31, 2024								42,323,759	42,323,759											278,530	278,530
Ending Balance at Dec. 31, 2024		14,593,976	14,593,976					$ 42,324	$ 42,324					125,397,691	125,397,691					$ 278,530	$ 278,530		(111,124,569)	(111,124,569)
Beginning Balance at Mar. 31, 2024		(6,066,284)						$ 12,178						87,221,764						$ 16,913			(93,317,139)
Beginning Balance, shares at Mar. 31, 2024								12,167,679												16,912,843
Net loss		(5,265,235)																					(5,265,235)
Fair Value of Warrants Associated with Convertible Notes Payable		4,097,193												4,097,193
Stock compensation expense		275,492												275,492
Ending Balance, shares at Jun. 30, 2024						1,579,000	55,305,000	12,167,679												16,912,843
Ending Balance at Jun. 30, 2024	3,757,000	(6,958,834)				$ 2,000	$ 55,000	$ 12,178				153,358,000	$ 153,305,000	91,594,449				21,000	10,252,000	$ 16,913		(159,876,000)	(98,582,374)
Issuance of shares on vesting of restricted stock units, shares						2,000
Conversion of Series C Preferred stock to common stock	9,973,000											9,973,000							(9,973,000)
Conversion of Series C preferred stock to common stock, shares						7,000
Stock option expense	98,000											98,000
Restricted stock unit expense	3,000											3,000
Series A Preferred Stock cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend												13,000										(13,000)
Series C Preferred stock dividend, shares						2,000
Net loss	(2,161,000)
Loss for the period	(2,161,000)																					(2,161,000)
Ending Balance, shares at Sep. 30, 2024						1,590,000
Ending Balance at Sep. 30, 2024	$ 1,695,000					$ 2,000						$ 163,445,000						$ 21,000	$ 279,000			$ (162,052,000)
Beginning Balance at Dec. 31, 2024		14,593,976	14,593,976					$ 42,324	$ 42,324					125,397,691	125,397,691					$ 278,530	$ 278,530		(111,124,569)	(111,124,569)
Beginning Balance, shares at Dec. 31, 2024								42,323,759	42,323,759											278,530	278,530
Series A Preferred Stock cash dividend		(2,089)																					(2,089)
Net loss		(6,664,371)																					(6,664,371)
Issuance of common shares for warrants exercised, Shares								1,208,104
Issuance of common shares for warrants exercised		504,211						$ 1,208						3,560,907											$ (3,057,904)
Stock options exercised, cashless								$ 148						(148)
Stock options exercised, cashless, Shares								148,533
Stock compensation expense		1,424,736												1,424,736
Ending Balance, shares at Mar. 31, 2025								43,680,396												278,530
Ending Balance at Mar. 31, 2025		9,856,463						$ 43,680						130,383,186						$ 278,530			(117,791,029)		(3,057,904)
Beginning Balance at Dec. 31, 2024		$ 14,593,976	$ 14,593,976					$ 42,324	$ 42,324					125,397,691	$ 125,397,691					$ 278,530	$ 278,530		(111,124,569)	$ (111,124,569)
Beginning Balance, shares at Dec. 31, 2024								42,323,759	42,323,759											278,530	278,530
Stock Issued During Period, Shares, New Issues		2,868,169
Net loss		$ (16,188,206)
Stock options exercised, cashless, Shares		271,853
Loss for the period		$ (16,188,206)
Ending Balance, shares at Jun. 30, 2025								49,913,946												278,530
Ending Balance at Jun. 30, 2025		19,449,528						$ 49,913						146,438,038						$ 278,530			(127,316,953)
Beginning Balance at Mar. 31, 2025		9,856,463						$ 43,680						130,383,186						$ 278,530			(117,791,029)		(3,057,904)
Beginning Balance, shares at Mar. 31, 2025								43,680,396												278,530
Stock Issued During Period, Value, New Issues		6,396,017						$ 2,868						6,393,149
Stock Issued During Period, Shares, New Issues								2,868,169
Series A Preferred Stock cash dividend		(2,089)																					(2,089)
Net loss		(9,523,835)																					(9,523,835)
Issuance of common shares for warrants exercised, Shares								3,363,076
Issuance of common shares for warrants exercised		8,199,479						$ 3,363						8,196,116											0
Stock options exercised, cashless								$ 2						(2)
Stock options exercised, cashless, Shares								2,305
Contributed Capital For Warrants Exercised From Stockholders		3,116,446												58,542											$ 3,057,904
Stock compensation expense		1,407,047												1,407,047
Ending Balance, shares at Jun. 30, 2025								49,913,946												278,530
Ending Balance at Jun. 30, 2025		$ 19,449,528						$ 49,913						$ 146,438,038						$ 278,530			$ (127,316,953)